Commitments and contingencies - Summary of pending litigations (Details) ₩ in Millions	Dec. 31, 2024 KRW (₩)
Pending litigations [Line Items]
Number of claim	1,106
Claim amount	₩ 1,190,630
Return of unjust earning
Pending litigations [Line Items]
Number of claim	1
Claim amount	₩ 33,096
Loss claim
Pending litigations [Line Items]
Number of claim	2
Claim amount	₩ 73,830
Loss claim
Pending litigations [Line Items]
Number of claim	2
Claim amount	₩ 36,937
Loss Claim (Eojindong, Sejongsi,)
Pending litigations [Line Items]
Number of claim	1
Claim amount	₩ 65,770
Loss Claim (Wonchangdong, Incheonsi)
Pending litigations [Line Items]
Number of claim	1
Claim amount	₩ 57,500
Loss Claim (Sanhodong, Changwonsi)
Pending litigations [Line Items]
Number of claim	1
Claim amount	₩ 52,360
Loss Claim (Naegangri, Anseongsi)
Pending litigations [Line Items]
Number of claim	1
Claim amount	₩ 47,400
Loss Claim (Others)
Pending litigations [Line Items]
Number of claim	6
Claim amount	₩ 45,605
Others
Pending litigations [Line Items]
Number of claim	1,091
Claim amount	₩ 778,132